Restructuring costs	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Restructuring and integration costs	7 Restructuring costs
Restructuring costs represent additional expenses incurred that are not related to the normal business and day-to-day activities. In 2025, the Group commenced the Fit2Win programme, a structured time-bound programme to review processes, ways of working including use of data and automation, route to market, overhead costs and organisational design. The programme will deliver efficiencies and facilitate faster, more agile and effective decision-making.
Until 2023, restructuring costs were associated with Quantum, a programme focused on a review of the Group's organisational structure that simplified the business to create a more efficient, agile and focused company. The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2025 £m	2024 £m	2023 £m
Employee benefit costs	3	26	—	(26)
Depreciation, amortisation and impairment costs	4	19	—	39
Other operating expenses		21	—	(15)
		66	—	(2)
The adjusting charge reported in employee benefit costs in 2025 includes the cost of employee packages in respect of Fit2Win.
In January 2026, the Group announced its intention to close the Heidelberg factory in South Africa and end domestic production in South Africa by the end of
2026. The depreciation, amortisation and impairment costs in 2025 include a £14 million charge related to the accelerated depreciation of the plant and equipment in the Heidelberg factory and impairment costs of £21 million associated with the Dhaka factory closure in Bangladesh. The depreciation and impairment charge has been partially offset by an adjusting credit of £16 million in relation to the reversal of a machinery impairment in Reynolds American
Companies as explained in note 4.
The restructuring costs reported in other operating expenses in 2025 include costs related to the Dhaka factory closure.
In 2023, following the completion of the Quantum programme, a credit of £26 million was recognised due to the reversal of restructuring provisions recognised in respect of employee packages. In addition, a credit of £7 million was recognised in 2023 in relation to impairment reversals associated with the Quantum programme. Included in this was an impairment reversal of £4 million in relation to machinery in South Africa as the asset can be used by another market in the
Group.
In addition, in 2023, an adjusting impairment charge of £46 million was recognised for machinery in Reynolds American Companies due to the adverse impact from macro-economic headwinds and industry volume decline in the U.S. In 2025, £16 million of this charge was reversed as explained above.
The reversal recognised in other operating expenses in 2023 of £15 million included unutilised Quantum provisions along with £3 million relating to the release of a provision originally raised in 2007 relating to site clean up costs in Canada. As no further work is required on the site the remaining provision was reversed.